Total Equity (Tables)	12 Months Ended
Dec. 31, 2017
Total Equity
Schedule of Number of Shares

millions	Issued Capital	Treasury Shares
January 1, 2015	1,229	–33
Reissuance of treasury shares under share-based payments	0	2
December 31, 2015	1,229	–31
Reissuance of treasury shares under share-based payments	0	1
December 31, 2016	1,229	–30
Purchase of treasury shares	0	–5
Reissuance of treasury shares under share-based payments	0	0
December 31, 2017	1,229	–35

Schedule of Other Components of Equity

€ millions	Exchange Differences	Available-for- Sale Financial Assets	Cash Flow Hedges	Total
January 1, 2015	362	211	–8	564
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	1,861	125	11	1,997
December 31, 2015	2,222	336	3	2,561
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	839	–43	–11	785
December 31, 2016	3,062	292	–8	3,345
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	–2,732	–135	29	–2,838
December 31, 2017	330	157	21	508